UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.1% (2.0% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,875,500
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 20.4% (13.3% of Total Investments)
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus
	Housing LLC Project, Series 2002:
3,500	5.000%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Aaa	3,384,570
2,500	5.000%, 12/01/33 – AMBAC Insured	12/12 at 100.00	Aaa	2,361,550
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,254,523
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 – AMBAC Insured
2,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	1,796,440
	Project, Series 2007, 5.000%, 7/01/39
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	AAA	1,982,720
	Family Housing, Series 2003, 5.000%, 11/01/23 – MBIA Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/12 at 100.00	AAA	995,925
	2002A, 5.000%, 2/01/34 – AMBAC Insured
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	409,935
	Military Academy Project, Series 2007, 5.125%, 3/01/37

12,775	Total Education and Civic Organizations			12,185,663

	Health Care – 24.3% (15.8% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/09 at 100.00	BB+	147,392
	Series 1997, 5.250%, 12/01/12
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
40	5.250%, 12/01/22	12/08 at 102.00	BB+	36,213
315	5.375%, 12/01/28	12/08 at 102.00	BB+	278,822
1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	860,380
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
240	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB	229,898
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
165	5.000%, 12/01/19	12/14 at 100.00	BBB	154,249
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB	922,550
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aaa	937,030
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,100	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	1,010,812
	2007, 5.250%, 10/01/35
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 – MBIA Insured	1/13 at 100.00	Aaa	2,306,895
3,020	5.500%, 1/01/20 – MBIA Insured	1/13 at 100.00	Aaa	3,063,246
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	1,926,420
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aaa	1,961,357
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	670,005
	Medical Center, Series 2007, 5.000%, 10/01/33

14,985	Total Health Care			14,505,269

	Housing/Multifamily – 4.7% (3.0% of Total Investments)
25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Aaa	24,081
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	486,135
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	921,210
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,348,928

2,970	Total Housing/Multifamily			2,780,354

	Housing/Single Family – 1.0% (0.7% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%,	12/15 at 100.00	AAA	142,768
	12/01/31 (Alternative Minimum Tax)
465	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	6/11 at 100.00	AAA	471,143
	2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)

635	Total Housing/Single Family			613,911

	Industrials – 3.0% (2.0% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	1,791,836
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)

	Long-Term Care – 1.7% (1.1% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	759,860
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	246,478
	Series 2007, 5.000%, 7/01/11

1,250	Total Long-Term Care			1,006,338

	Materials – 2.7% (1.8% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	992,210
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	240,613
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	389,610
	Corporation, Series 1995, 6.150%, 3/01/17

1,620	Total Materials			1,622,433

	Tax Obligation/General – 18.6% (12.1% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AAA	530,358
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	884,304
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA+	1,048,680
1,700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	1,713,923
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	826,800
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,084,170
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aaa	1,448,084
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aaa	1,477,232
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	1,150,464
	5.000%, 2/01/33
1,000	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	A3	942,540
	3/01/23 – XLCA Insured

11,030	Total Tax Obligation/General			11,106,555

	Tax Obligation/Limited – 20.2% (13.1% of Total Investments)
120	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%,	12/17 at 100.00	AAA	116,927
	12/01/23 – AGC Insured
250	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	230,908
395	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	341,363
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	AAA	757,335
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	2,790,600
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB–	443,250
	5.000%, 7/01/41
2,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	2,409,625
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	AAA	4,954,747
	Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured

12,015	Total Tax Obligation/Limited			12,044,755

	Transportation – 6.2% (4.0% of Total Investments)
3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 –	1/10 at 101.00	A+	3,714,021
	FGIC Insured

	U.S. Guaranteed – 15.7% (10.2% of Total Investments) (4)
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22	10/12 at 100.00	AAA	1,080,170
	(Pre-refunded 10/01/12) – FSA Insured
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AAA	1,077,720
	(Pre-refunded 8/01/13) – MBIA Insured
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000:
1,000	5.125%, 10/01/31 (Pre-refunded 10/01/10) – MBIA Insured	10/10 at 101.00	AAA	1,063,200
2,000	5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	2,138,780
1,300	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,401,257
	(Pre-refunded 10/01/10)
1,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,391,522
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
1,100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,212,607
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)

8,705	Total U.S. Guaranteed			9,365,256

	Utilities – 5.0% (3.2% of Total Investments)
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	Aaa	1,004,090
	2001, 5.000%, 1/01/22 – AMBAC Insured
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AAA	960,330
	5.000%, 1/01/25 – MBIA Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,005,910
	2003A, 5.000%, 1/01/22 – MBIA Insured

3,000	Total Utilities			2,970,330

	Water and Sewer – 27.1% (17.7% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – FSA Insured	11/14 at 100.00	AAA	539,290
1,700	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	1,607,044
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA	3,422,860
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa3	476,340
500	5.000%, 6/01/37	6/18 at 100.00	Aa3	472,820
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	AAA	968,620
	Series 2005, 5.000%, 6/01/29 – MBIA Insured
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	AAA	423,324
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002,	4/13 at 100.00	AA+	3,864,000
	5.000%, 4/01/32
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	357,855
	4/01/37 – FSA Insured
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 –	7/08 at 101.00	AA–	964,497
	FGIC Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 –	12/12 at 100.00	Aaa	3,107,564
	AMBAC Insured

16,570	Total Water and Sewer			16,204,214

$ 93,395	Total Investments (cost $95,656,438) – 153.7%			91,786,435

	Other Assets Less Liabilities – 1.6%			924,515

	Preferred Shares, at Liquidation Value – (55.3)% (5)			(33,000,000)

	Net Assets Applicable to Common Shares – 100%			$59,710,950

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and
XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-
insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.0)%.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At February 29, 2008, the cost of investments was $95,827,882.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 453,988
Depreciation	(4,495,435)

Net unrealized appreciation (depreciation) of investments	$(4,041,447)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008